Accounts Receivable, Net	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Accounts Receivable, Net

Note D: Accounts Receivable, Net

December 31

(add 000)	2014	2013
Customer receivables	$418,016	$246,528
Other current receivables	7,062	2,974
	425,078	249,502
Less allowances	(4,077)	(4,081)
Total	$421,001	$245,421

Of the total accounts receivable, net, balance, $3,765,000 and $3,192,000 at December 31, 2014 and 2013, respectively, were due from unconsolidated affiliates.